GuidePath® Tactical Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	COMMON STOCKS - 70.70%
	Air Freight & Logistics - 3.10%
133,889	Expeditors International of Washington, Inc.	$17,030,681
	Biotechnology - 8.79%
60,806	Gilead Sciences, Inc.	4,925,894
19,297	Regeneron Pharmaceuticals, Inc. (b)	16,948,362
50,027	United Therapeutics Corp. (b)	11,000,437
37,982	Vertex Pharmaceuticals, Inc. (b)	15,454,496
		48,329,189
	Building Products - 2.97%
97,925	Builders FirstSource, Inc. (b)	16,347,600
	Electric Utilities - 1.63%
257,284	OGE Energy Corp.	8,986,930
	Food & Staples Retailing - 1.79%
204,786	Sprouts Farmers Market, Inc. (a)(b)	9,852,254
	Health Care Providers & Services - 2.64%
63,887	Laboratory Corp of America Holdings (a)	14,520,876
	Household Durables - 7.80%
112,576	DR Horton, Inc.	17,109,301
152,583	PulteGroup, Inc.	15,749,617
187,614	Taylor Morrison Home Corp. (b)	10,009,207
		42,868,125
	Household Products - 2.93%
109,996	Procter & Gamble Co.	16,118,814
	Insurance - 13.59%
227,830	Aflac, Inc.	18,795,975
154,517	Arch Capital Group Ltd. - ADR (b)	11,475,978
43,364	Everest Group Ltd. - ADR	15,332,643
220,045	Hartford Financial Services Group, Inc.	17,687,217
252,356	Unum Group	11,411,538
		74,703,351
	Interactive Media & Services - 4.20%
48,422	Alphabet, Inc. - Class A (b)	6,764,069
46,104	Meta Platforms, Inc. - Class A (b)	16,318,972
		23,083,041
	Machinery - 1.76%
33,434	Snap-on, Inc.	9,657,077
	Metals & Mining - 2.04%
95,219	Steel Dynamics, Inc. (a)	11,245,364
	Oil, Gas & Consumable Fuels - 1.84%
50,918	Devon Energy Corp.	2,306,586
177,670	PBF Energy, Inc. - Class A	7,810,373
		10,116,959
	Pharmaceuticals - 0.68%
130,171	Pfizer, Inc.	3,747,623
	Professional Services - 3.13%
122,233	Robert Half, Inc.	10,746,726
52,123	Science Applications International Corp.	6,479,931
		17,226,657
	Semiconductors & Semiconductor Equipment - 2.28%
149,931	ON Semiconductor Corp. (a)(b)	12,523,736
	Software - 5.01%
73,207	Microsoft Corp.	27,528,760
	Technology Hardware, Storage & Peripherals - 4.52%
128,997	Apple, Inc.	24,835,792
	Total Common Stocks (Cost $313,004,886)	388,722,829

	INVESTMENT COMPANIES - 27.25%
	Domestic Equity Funds - 3.00%
34,446	iShares Core S&P 500 ETF	16,452,443
	Alternative Funds - 24.25%
1,791,449	ProShares Ultra S&P500	116,569,586
306,731	ProShares UltraPro S&P 500 ETF (a)	16,790,455
		133,360,041
	Total Investment Companies (Cost $136,813,281)	149,812,484

	SHORT-TERM INVESTMENTS - 0.83%
	Money Market Funds - 0.83%
4,578,914	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.29% (c)	4,578,914
	Total Short-Term Investments (Cost $4,578,914)	4,578,914
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.21%
39,625,201	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (c)	39,625,201
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $39,625,201)	39,625,201

	Total Investments (Cost $494,022,282) - 105.99%	582,739,428
	Liabilities in Excess of Other Assets - (5.99)%	(32,913,526)
	TOTAL NET ASSETS - 100.00%	$549,825,902

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2023.

	Glossary of Terms
ADR	American Depository Reserve